Income Tax Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
Reconciliation between the income tax expense computed by applying the statutory tax rate to loss before income tax and the actual provision for income tax is as follows:

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
				(Note 2)
Loss before income tax	(138,664)	(211,900)	(451,754)	(70,892)
Income tax computed at respective applicable tax rate	(32,091)	(48,607)	(94,531)	(14,834)
Research and development super-deduction	(16,996)	(22,121)	(44,646)	(7,006)
Non-deductible expenses	346	100	193	30
Changes in valuation allowance	48,741	70,628	138,984	21,810

Income tax expense	—	—	—	—

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]	The tax effects of temporary differences that give rise to the deferred tax balances as of December 31, 2019, 2020 and 2021 are as follows:

	For the years ended December 31,
	2020	2021
	RMB	RMB	US$
			(Note 2)
Deferred tax assets:
Net operating loss carry forward	140,905	274,502	43,075
Capitalized Inventory	—	4,361	685
Depreciation and amortization of property, equipment and software	2,892	2,075	326
Share-based compensation expenses and others	—	1,843	289

Gross deferred tax assets	143,797	282,781	44,375
Less: valuation allowance	(143,797)	(282,781)	(44,375)

Total deferred tax assets, net	—	—	—

Summary of Valuation Allowance [Table Text Block]
Movement of the valuation allowance is as follows:

	For the years ended December 31,
	2020	2021
	RMB	RMB	US$
			(Note 2)
Balance as of January 1	73,169	143,797	22,565
Addition	70,628	138,984	21,810

Balance as of December 31	143,797	282,781	44,375